Nature of Business (Details)									1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2026 USD ($) $ / shares	Jan. 06, 2026 USD ($)	Jan. 03, 2026 USD ($)	Dec. 01, 2025 USD ($)	May 07, 2025 USD ($)	Mar. 21, 2025 USD ($) $ / shares shares	Dec. 13, 2024 USD ($)	Jul. 28, 2023 USD ($)	Aug. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Feb. 04, 2025 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares
Nature of Business
Option fee									$ 150,000
Subsequent fees									$ 80,000
Cash consideration transferrred								$ 8,000,000
Operating expenses								$ 2,400,000		$ 3,209,000	$ 1,538,000	$ 7,047,000	$ 5,628,000
Equity investment in cash																	$ 5,000,000
Preferred stock, par value (in dollars per share) | $ / shares										$ 0		$ 0	$ 0
Proceeds from stock purchase agreement										$ 0	1,375,000	$ 1,375,000	$ 0
Maximum amount of aggregate initial offering price																$ 25,000,000
Cash commission of gross proceeds of sales of common stock, percentage					3.00%
Common stock, par value (in dollars per share) | $ / shares										$ 0		$ 0	$ 0
Cyclerion
Nature of Business
Up front payment received							$ 1,750,000						$ 1,250,000
Remaining additional up front payment													$ 500,000
Akebia
Nature of Business
Additional milestone cash payment										$ 557,500,000		$ 557,500,000
Up front payment received															$ 3,000,000
Development milestone payment				$ 1,000,000										$ 1,000,000
Sales Agreement [Member]
Nature of Business
Proceeds from stock purchase agreement										$ 800,000		$ 2,100,000
Sale of shares | shares										405,000		715,220
Maximum
Nature of Business
Maximum amount of aggregate initial offering price					$ 20,000,000
Maximum | Sales Agreement [Member]
Nature of Business
Commissions paid												$ 100,000
Subsequent Event [Member]
Nature of Business
Up front payment received			$ 3,700,000
Proceeds from stock purchase agreement		$ 800,000
Series A Preferred Stock
Nature of Business
Preferred stock, shares issued | shares																	351,037
Preferred stock, par value (in dollars per share) | $ / shares																	$ 8.68
Common Stock
Nature of Business
Common stock shares issued | shares																	225,000
Sale of shares | shares										405,000		715,220
2025 Equity Private Placement
Nature of Business
Transaction costs associated with sale of transferred assets											$ 100,000
2025 Equity Private Placement | Common Stock
Nature of Business
Common stock shares issued | shares						499,998
Common stock share purchase price | $ / shares						$ 2.75
Proceeds from stock purchase agreement						$ 1,375,000
Korsana
Nature of Business
Net cash on capitalization										$ 0
Korsana | Subsequent Event [Member]
Nature of Business
Number of common shares	1.1009
Aggregate purchase price	$ 380,000,000
Korsana | Series A Preferred Stock | Subsequent Event [Member]
Nature of Business
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Korsana | Series Seed Preferred Stock | Subsequent Event [Member]
Nature of Business
Preferred stock, par value (in dollars per share) | $ / shares	0.0001
Korsana | Common Stock | Subsequent Event [Member]
Nature of Business
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Cyclerion | Common Stock | Subsequent Event [Member]
Nature of Business
Percentage of outstanding shares	9.99%
Tisento Therapeutics Holdings Inc
Nature of Business
Outstanding equity securities								10.00%